Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders	12 Months Ended
Mar. 31, 2012
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
(14)	Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders

A reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share attributable to Panasonic Corporation common shareholders computation for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010
Net income (loss) attributable to Panasonic Corporation common shareholders	(772,172)	74,017	(103,465)

	Number of shares
	2012	2011	2010
Average common shares outstanding	2,312,167,772	2,070,341,989	2,070,623,618

	Yen
	2012	2011	2010
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	(333.96)	35.75	(49.97)
Diluted	—	—	—

Diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the years ended March 31, 2010 through 2012 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.